Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Strategic Bond Fund
Entity Central Index Key	0001655146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
American Funds Strategic Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class A
Trading Symbol	ANBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $1 0,000 inv estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares lost 0.60% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in
September
2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class A (with sales charge) 2	(4.31) %	(0.20) %	1.35%
American Funds Strategic Bond Fund — Class A (without sales charge) 2	(0.60) %	0.56%	1.79%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class A shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class C
Trading Symbol	ANBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 141	1.42%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares lost 1.33% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class C (with sales charge) 2	(2.29) %	(0.17) %	1.13%
American Funds Strategic Bond Fund — Class C (without sales charge) 2	(1.33) %	(0.17) %	1.13%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class C shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class T
Trading Symbol	TFSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares lost 0.31% for the year ended December
31
, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns.
Be
ing underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class T (with sales charge) 2	(2.82) %	0.33%	1.56%
American Funds Strategic Bond Fund — Class T (without sales charge) 2	(0.31) %	0.84%	1.89%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-1
Trading Symbol	ANBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares lost 0.64% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, i
n
cluding the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-1 2	(0.64) %	0.56%	1.78%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class F-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-2
Trading Symbol	ANBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares lost 0.30% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulti
n
g in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-2 2	(0.30) %	0.83%	2.06%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class F-2 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-3
Trading Symbol	ANBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares lost 0.20% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-
sho
rt bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-3 2	(0.20) %	0.95%	2.05%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.29%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-A
Trading Symbol	CANAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares lost 0.59% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-A (with sales charge) 2	(4.10) %	(0.14) %	1.36%
American Funds Strategic Bond Fund — Class 529-A (without sales charge) 2	(0.59) %	0.57%	1.77%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class 529-A shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-C
Trading Symbol	CANCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 146	1.47%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares lost 1.38% for the year ended December 31, 2024. That result compares with
a
1.25% gain
for
the
Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable incom
e r
esulting in
a
return
o
f capital for
tax
purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the firs
t half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-C (with sales charge) 2	(2.34) %	(0.22) %	1.35%
American Funds Strategic Bond Fund — Class 529-C (without sales charge) 2	(1.38) %	(0.22) %	1.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class 529-C shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-E
Trading Symbol	CANEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares lost 0.79% for the year ended December 31, 2024.
T
hat result compares with a 1.25% gain
for
the
Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of
capital for
tax
purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-E 2	(0.79) %	0.34%	1.57%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class 529-E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-T
Trading Symbol	TSFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares lost 0.36% for the year ended December 31, 2024. That result compares with a 1.25% gain for
the
Bloomberg U.S. Aggregate Index.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in
a
return of capital for
tax
purposes. For additional infor
m
ation, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total
re
turns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-T (with sales charge) 2	(2.87) %	0.30%	1.51%
American Funds Strategic Bond Fund — Class 529-T (without sales charge) 2	(0.36) %	0.80%	1.85%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-1
Trading Symbol	CANFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Co sts paid as a percentage of a $10,000 investment
Class 529-F-1	$ 49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares lost 0.37% for the year ended December 31, 2024. That result compares with
a 1.25% gain for
the
Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a r etu
rn of capital for
tax
purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-1 2	(0.37) %	0.76%	1.98%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class 529-F-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-2
Trading Symbol	FSBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares lost 0.29% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
For the year ended December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
rn
s
	1 year	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-2 2	(0.29) %	(2.52) %
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	5 6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-3
Trading Symbol	FBSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares lost 0.24% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
For the year
ended
December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s
interest
rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-3 2	(0.24) %	(2.50) %
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-1
Trading Symbol	RANAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 139	1.40%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares lost 1.22% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
For the year ended December 31,
2024
, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s
interest
rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-1 2	(1.22) %	(0.13) %	1.19%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-2
Trading Symbol	RANBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 134	1.35%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares lost 1.23% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
For the year ended
December
31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s
interest
rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-2 2	(1.23) %	(0.10) %	1.16%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-2 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-2E
Trading Symbol	RANHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 111	1.12%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares lost 1.04% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
For the year ended
December
31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s
interest
rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-2E 2	(1.04) %	0.15%	1.56%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-2E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-3
Trading Symbol	RANCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares lost 0.94% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
For the year
ended
December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest
rate
positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning
in
sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-3 2	(0.94) %	0.29%	1.55%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-3 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-4
Trading Symbol	RANEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares lost 0.54% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
For the year
ended
December 31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate
positioning
contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-4 2	(0.54) %	0.61%	1.84%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-4 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-5E
Trading Symbol	RANJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares lost 0.35% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
For the year ended
December
31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate
positioning
contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s defensive positioning in
sector
allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-5E 2	(0.35) %	0.79%	2.03%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-5E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-5
Trading Symbol	RANFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares lost 0.25% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
For the year ended
December
31, 2024, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest
rate
positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long-running inversion.
The fund’s
defensive
positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-5 2	(0.25) %	0.90%	2.11%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-5 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Strategic Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-6
Trading Symbol	RANGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares lost 0.20% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
For the year ended December 31, 2024, the
fund’s
distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
2024 year-end distributions | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial rate cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
The fund’s interest rate positioning contributed positively to relative returns. Being underweight duration for most of the first half of the year helped returns as rates rose. Positioning to benefit from the yield curve steepening also proved beneficial to the fund’s relative returns. The curve began steepening in June as markets prepared for the Fed to begin its interest rate cutting cycle, resulting in the end of the curve’s long
-running inversion.
The fund’s defensive positioning in sector allocation was a drag on relative returns. In particular, the hedging of credit risk in investment grade (IG) and high yield (HY) corporate bond markets was a detractor. Spreads for both IG and HY corporates narrowed in 2024, helped by positive fundamentals
, interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-6 2	(0.20) %	0.95%	2.16%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.19%
1
Class R-6 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,097,000,000
Holdings Count | Holding	2,197
Advisory Fees Paid, Amount	$ 52,000,000
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,097
Total number of portfolio holdings	2,197
Total advisory fees paid (in millions)	$ 52
Portfolio turnover rate including mortgage dollar roll transactions	313%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.